Stock-based Compensation - Assumptions Used to Estimate Fair Value of Stock Options (Details) - Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assumptions on the date of grant to estimate the fair value of the stock options
Estimated dividend yield	0.00%	0.00%
Weighted average expected share price volatility	91.40%	91.50%
Weighted average expected share price volatility, minimum	90.70%	89.40%
Weighted average expected share price volatility, maximum	93.10%	91.60%
Risk-free interest rate	0.78%	0.46%
Risk-free interest rate, minimum	0.62%	0.34%
Risk-free interest rate, maximum	1.32%	0.75%
Expected term of options (in years)		6 years
Weighted Average
Assumptions on the date of grant to estimate the fair value of the stock options
Expected term of options (in years)	6 years 18 days
Minimum
Assumptions on the date of grant to estimate the fair value of the stock options
Expected term of options (in years)	6 years
Maximum
Assumptions on the date of grant to estimate the fair value of the stock options
Expected term of options (in years)	6 years 3 months